Fair-Value Measurements (Reconciliation of Changes in Derivatives Classified as Level 3) (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning Balance	$ (45,209)	$ 0
Initial valuation of Preferred Distribution Rate Reset Election		(34,450)
Net (loss) gain for the period included in earnings	8,360	(10,472)
Allocation of Distribution Paid-in-kind	(3,991)	(287)
Ending Balance	$ (40,840)	$ (45,209)